Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Detailed disclosure of subordinated liabilities

	2021	2020
	£m	£m
As at 1 January	16,341	18,156
Issuances	1,890	1,438
Redemptions	(4,807)	(3,464)
Other	(665)	211
As at 31 December	12,759	16,341
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2021	2020
	£m	£m
Undated subordinated liabilities	355	308
Dated subordinated liabilities	12,404	16,033
Total subordinated liabilities	12,759	16,341

Undated subordinated liabilities[a]
		2021	2020
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	15	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	194	205
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	56
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Barclays securitisation SPV issued
Undated Subordinated Loan Notes (secured)
Undated Subordinated Loan Notes (secured) (GBP 67m)	At any time	67	—
Total undated subordinated liabilities		355	308
Note
a    Instrument values are disclosed to the nearest million.

Dated subordinated liabilities[a]
			2021	2020
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,283	1,384
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	974	990
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	483	504
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	113	119
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,564	1,610
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	833	—
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,564	1,627
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,162	1,213
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	696	703
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	782	—
Barclays Bank PLC issued
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	—	1,427
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	—	221
Subordinated Floating Rate Notes (EUR 100m)		2021	—	90
10% Fixed Rate Subordinated Notes		2021	—	2,108
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	—	1,101
Subordinated Floating Rate Notes (EUR 50m)		2022	42	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	889	982
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,133	1,132
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	322	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	97	108
6.33% Subordinated Notes		2032	59	64
Subordinated Floating Rate Notes (EUR 68m)		2040	57	61
External issuances by other subsidiaries		2026	311	146
Total dated subordinated liabilities			12,404	16,033
Note
a    Instrument values are disclosed to the nearest million.